Transactions with Related Parties, textual 4 (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 13, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 15, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Vessels Carrying value		$ 697,316			$ 643,450
Advances for vessels		4,400
Vessel transferred to held for sale		$ 1,370	$ 441
Common Stock, Par or Stated Value Per Share		$ 0.01			$ 0.01
Proceeds from Sale of Vessels		$ 4,400	$ 23,158
OceanPal Inc
Property, Plant and Equipment [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.01
Vessel Baltimore
Property, Plant and Equipment [Line Items]
Vessels Carrying value	$ 16,707
Unamortized deferred costs	41
Vessel Baltimore | OceanPal Inc
Property, Plant and Equipment [Line Items]
Related Party Transaction, Amounts of Transaction	$ 22,000
Advances for vessels				$ 4,400